Derivatives	9 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
6 - Derivatives
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk. Certain forecasted transactions, specifically British Pound Sterling (“GBP”) denominated cash flows in the form of research and development and selling, general and administrative expenses are exposed to foreign currency risk.
As of December 31, 2024, the notional value of outstanding foreign currency forward contracts was £330.0 million and the fair value was $12.2 million. As of March 31, 2024, the notional value of outstanding foreign currency forward contracts was £728.0 million and the fair value was $0.1 million.
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	December 31, 2024	March 31, 2024
Designated as cash flow hedges
Foreign currency forward contracts	$425	$919
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of		As of
(in millions)	December 31, 2024	March 31, 2024	December 31, 2024	March 31, 2024
Designated as cash flow hedges
Foreign currency forward contracts	$—	$4	$12	$4
Cash Flow Hedge Gains (Losses)
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2024	2023	2024	2023
Condensed Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income on cash flow hedge derivatives	$(30)	$17	$(5)	$15
(Gains) losses reclassified from Accumulated other comprehensive income into income	(3)	—	(8)	(16)
Income tax benefit (expense) on cash flow hedges	8	(4)	3	—
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$(25)	$13	$(10)	$(1)
Condensed Consolidated Income Statements, before tax:
Research and development	$2	$—	$5	$9
Selling, general and administrative expenses	$1	$—	$3	$7
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 18 months.
For the three and nine months ended December 31, 2024 and 2023, the Company’s cash flow hedges were highly effective with immaterial amounts of ineffectiveness recorded in the Condensed Consolidated Income Statements for these designated cash flow hedges, and all components of each derivative instrument’s gain or loss were included in the assessment of hedge effectiveness.
The Company classifies foreign currency forward contracts as Level 2 fair value measurements pursuant to the fair value hierarchy. See Note 7 - Fair Value, for further details.